Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	$ 13,084	$ 11,270
Interest cost	23,653	23,178
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	13,084	11,270	11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Prior service cost	466	534	583
Actuarial (gain) loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455
Net periodic benefit cost	26,499	17,187	26,626
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	227	350	548
Interest cost	1,234	2,225	2,754
Prior service cost	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Net periodic benefit cost	$ (2,077)	$ 750	$ 1,575